Borrowings - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 120	$ 120
Term Loan Agreement with Investor
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 120	$ 120